Deferred Income Tax Assets/Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Deferred tax assets and liabilities [abstract]
Summary of Changes in Deferred Income Tax Assets and Liabilities
Changes in “Deferred Income Tax Assets and Liabilities” during the fiscal years ended December 31, 2022, and December 31, 2021, are as follows:
Deferred Tax Assets

Item	12.31.21	Charge to Income	12.31.22
Valuation of Securities	—	156,266	156,266
Derivate Instruments	33,294	(33,294)	—
Loans and Other Financing	32,225,184	(11,956,131)	20,269,053
Tax Loss Carryforwards	1,744,754	361,746	2,106,500
Other Non-financial Assets	23,009	1,684,193	1,707,202
Other Financial Liabilities	—	455,812	455,812
Provisions	506,669	4,658,874	5,165,543
Other Non-financial Liabilities	2,029,890	1,065,210	3,095,100
Foreign Currency Exchange Differences	27,935	(21,558)	6,377
Inflation adjustment deferral	12,559,153	(9,728,511)	2,830,642
Others	219,382	(184,654)	34,728
Totals	49,369,270	(13,542,047)	35,827,223
Net deferred tax assets in subsidiaries with net liability position	(41,019,665)	12,444,154	(28,575,511)
Deferred tax assets	8,349,605	(1,097,893)	7,251,712
Deferred Tax Liabilities

Item	12.31.21	Charge to Income	12.31.22
Valuation of Securities	(2,700,623)	(6,872,763)	(9,573,386)
Derivate Instruments	—	(463,773)	(463,773)
Other Financial Assets	(295,369)	(277,445)	(572,814)
Property, Plant and Equipment	(35,746,609)	21,289,995	(14,456,614)
Intangible Assets	(10,889,422)	1,306,420	(9,583,002)
Other Non-financial Assets	(418,844)	220,478	(198,366)
Other Financial Liabilities	(266,594)	266,594	—
Debt Securities	—	(74,973)	(74,973)
Subordinated Debt Securities	—	(9,061)	(9,061)
Provisions	(1,268,267)	1,268,267	—
Other Non-financial Liabilities	—	(4,655)	(4,655)
Inflation adjustment deferral	(11,066)	5,806	(5,260)
Others	(1,301)	1,301	—
Totals	(51,598,095)	16,656,191	(34,941,904)
Net deferred tax liabilities in subsidiaries with net asset position	41,019,665	(12,444,154)	28,575,511
Deferred tax liabilities	(10,578,430)	4,212,037	(6,366,393)
Deferred Tax Assets

Item	12.31.20	Charge to Income	Others	12.31.21
Valuation of Securities	308	(308)	—	—
Derivative Instruments	—	33,294	—	33,294
Loans and other financing	33,040,056	(814,872)	—	32,225,184
Tax Loss Carryforwards	919,676	825,078	—	1,744,754
Other Non-financial Assets	87,996	(64,987)	—	23,009
Other Financial Liabilities	5,472	(5,472)	—	—
Subordinated Debt Securities	20,771	(20,771)	—	—
Provisions	2,315,141	(1,808,472)	—	506,669
Other Non-financial Liabilities	1,200,759	829,131	—	2,029,890
Foreign Currency Exchange Differences	—	27,935	—	27,935
Inflation adjustment deferral	34,161,804	(996,608)	(20,606,043)	12,559,153
Others	634,286	(414,904)	—	219,382
Totals	72,386,269	(2,410,956)	(20,606,043)	49,369,270
Net deferred tax assets in subsidiaries with net liability position	(45,299,012)	4,279,347	—	(41,019,665)
Deferred tax assets	27,087,257	1,868,391	(20,606,043)	8,349,605
The amount of Ps.20,606,043 exposed in “Others” correspond to the application of the tax inflation adjustment for fiscal year 2021 in Banco Galicia’s tax return filed for said fiscal year.
Deferred Tax Liabilities

Item	12.31.20	Charge to Income	Others	12.31.21
Valuation of Securities	(3,834,717)	1,134,094	—	(2,700,623)
Other Financial Assets	(73,874)	(221,495)	—	(295,369)
Property, Plant and Equipment	(33,309,265)	(2,437,344)	—	(35,746,609)
Intangible Assets	(7,777,992)	(3,111,430)	—	(10,889,422)
Other Non-financial Assets	(535,921)	117,077	—	(418,844)
Other Financial Liabilities	(101,955)	(164,639)	—	(266,594)
Subordinated Debt Securities	(47,171)	47,171	—	—
Provisions	—	(1,268,267)	—	(1,268,267)
Other Non-financial Liabilities	(1,200)	1,200	—	—
Foreign Currency Exchange Differences	(7,129)	7,129	—	—
Inflation adjustment deferral	(11,218)	152	—	(11,066)
Others	(1,184)	(117)	—	(1,301)
Totals	(45,701,626)	(5,896,469)	—	(51,598,095)
Net deferred tax liabilities in subsidiaries with net asset position	45,299,012	(4,279,347)	—	41,019,665
Deferred tax liabilities	(402,614)	(10,175,816)	—	(10,578,430)

Summary of Changes in Deferred Income Tax Assets and Liabilities
In addition, the expiration dates of tax loss carryforwards are as follows:

Year of Generation	Amount	Year Due	Deferred Tax Assets
2018	78,989	2023	23,697
2019	573,890	2024	172,167
2020	2,412,703	2025	723,812
2021	2,311,980	2026	809,193
2022	1,078,946	2027	377,631
	6,456,508		2,106,500